SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase software	$ 59
Less : Amortization of software	(1)
Total	$ 58